Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Summary Of Inventory

	March 31,	December 31,
(Thousands of dollars)	2014	2013
Refined products and blendstocks - FIFO basis	$294,347	$372,531
Less LIFO reserve - refined products and blendstocks	(313,583)	(307,706)
Refined products and blendstocks - LIFO basis	(19,236)	64,825
Store merchandise for resale	91,299	97,058
Corn based products	12,175	12,447
Materials and supplies	4,662	4,725
Total inventories	$88,900	$179,055

	December 31,
(Thousands of dollars)	2013	2012
Crude oil and blendstocks	$-	$1,191
Refined products and blendstocks	64,825	75,128
Store merchandise for resale	97,058	96,473
Corn based products	12,447	38,923
Materials and supplies	4,725	5,679
	$179,055	$217,394